Other Noncurrent Assets (Details) - Schedule of amortizations of the prepayment for lease of land use right	Mar. 31, 2022 USD ($)
Schedule of amortizations of the prepayment for lease of land use right [Abstract]
2023	$ 54,947
2024	54,947
2025	54,947
2026	54,947
2027	54,947
Thereafter	$ 495,322